UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21323
Investment Company Act File Number
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
March 31
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Limited Duration Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 41.1%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aerospace and Defense — 0.6%
Avio SpA
Term Loan - Second Lien, 5.33%, Maturing June 14, 2016	EUR	700	$831,685
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		471	472,027
DAE Aviation Holdings, Inc.
Term Loan, 5.43%, Maturing July 31, 2014		1,376	1,340,302
Term Loan, 5.43%, Maturing July 31, 2014		1,438	1,400,288
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		572	563,543
Dundee Holdco 4, Ltd.
Term Loan, 4.29%, Maturing May 15, 2015		555	463,939
Term Loan, 4.79%, Maturing May 13, 2016		555	463,940
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		981	931,586
Sequa Corp.
Term Loan, 3.63%, Maturing December 3, 2014		1,191	1,163,372
Term Loan, 6.25%, Maturing December 3, 2014		275	278,094
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,540	1,537,594
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		367	367,257
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		926	907,197

			$10,720,824

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		963	$868,938
Orbitz Worldwide, Inc.
Term Loan, 3.39%, Maturing July 25, 2014		1,775	1,524,193

			$2,393,131

Automotive — 2.1%
Allison Transmission, Inc.
Term Loan, 2.78%, Maturing August 7, 2014		6,635	$6,493,233
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		7,972	7,563,903
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		1,994	1,990,203
Federal-Mogul Corp.
Term Loan, 2.21%, Maturing December 29, 2014		4,031	3,740,231
Term Loan, 2.22%, Maturing December 28, 2015		3,581	3,323,211
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.93%, Maturing April 30, 2014		4,450	4,305,375
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		471	466,723
Metaldyne Company, LLC
Term Loan, 5.25%, Maturing May 18, 2017		3,105	3,074,241
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		1,388	1,395,405
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016		995	994,962

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Tomkins, LLC
Term Loan, 4.25%, Maturing September 29, 2016		2,158	$2,154,237
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		1,119	1,113,778
Veyance Technologies, Inc.
Term Loan, 2.80%, Maturing July 31, 2014		294	273,003
Term Loan, 2.80%, Maturing July 31, 2014		2,050	1,906,044
Term Loan - Second Lien, 6.05%, Maturing July 31, 2015		2,100	1,813,875

			$40,608,424

Beverage and Tobacco — 0.0%(2)
Maine Beverage Co., LLC
Term Loan, 2.12%, Maturing March 31, 2013		178	$171,000

			$171,000

Building and Development — 0.5%
Beacon Sales Acquisition, Inc.
Term Loan, 2.35%, Maturing September 30, 2013		822	$799,339
Forestar Real Estate Group, Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(3)		311	292,711
Term Loan, 6.50%, Maturing August 6, 2015		2,854	2,754,443
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014		610	593,116
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		1,807	1,730,294
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		2,175	2,175,103
Realogy Corp.
Term Loan, 3.20%, Maturing October 10, 2013		98	91,679
Term Loan, 3.44%, Maturing October 10, 2013		975	915,618
WCI Communities, Inc.
Term Loan, 10.05%, Maturing September 2, 2016(4)		781	752,978

			$10,105,281

Business Equipment and Services — 4.3%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		2,214	$2,161,295
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		1,881	1,852,785
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		5,534	4,917,920
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		546	546,557
Altegrity, Inc.
Term Loan, 3.04%, Maturing February 21, 2015		2,832	2,637,118
Audatex North America, Inc.
Term Loan, 3.19%, Maturing May 16, 2014	EUR	1,059	1,343,778
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		775	774,031
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.87%, Maturing February 7, 2014		910	742,402
Term Loan, 3.80%, Maturing February 7, 2014		983	830,875
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		1,312	1,315,849
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,067	1,037,597
Catalina Marketing Corp.
Term Loan, 3.05%, Maturing October 1, 2014		1,984	1,900,083
ClientLogic Corp.
Term Loan, 7.14%, Maturing January 30, 2017		1,171	1,098,634

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Education Management, LLC
Term Loan, 2.38%, Maturing June 3, 2013		4,128	$3,908,214
Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017		875	872,812
Go Daddy Operating Company, LLC
Term Loan, 7.00%, Maturing December 17, 2018		1,571	1,573,812
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		3,084	3,049,138
Kronos, Inc.
Term Loan, 5.33%, Maturing June 9, 2017		1,456	1,423,325
Term Loan, Maturing December 28, 2017(5)		875	855,312
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		831	818,781
Mitchell International, Inc.
Term Loan - Second Lien, 5.88%, Maturing March 30, 2015		2,500	2,309,375
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		1,077	1,085,909
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		1,917	1,778,150
National CineMedia, LLC
Term Loan, 2.05%, Maturing February 13, 2015		2,333	2,256,216
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		997	992,131
Quantum Corp.
Term Loan, 3.80%, Maturing July 14, 2014		107	105,099
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		4,552	4,481,863
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		1,489	1,429,173
Sabre, Inc.
Term Loan, 2.33%, Maturing September 30, 2014		7,485	6,202,999
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		720	717,764
SunGard Data Systems, Inc.
Term Loan, 2.03%, Maturing February 28, 2014		439	429,232
Term Loan, 4.00%, Maturing February 26, 2016		13,378	13,068,745
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		896	887,105
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		993	991,880
Travelport, LLC
Term Loan, 4.87%, Maturing August 21, 2015		1,563	1,306,965
Term Loan, 4.87%, Maturing August 21, 2015		2,109	1,763,534
Term Loan, 5.08%, Maturing August 21, 2015		446	372,997
Term Loan, 6.05%, Maturing August 21, 2015	EUR	739	800,602
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(3)		130	128,879
Term Loan, 6.00%, Maturing July 28, 2017		668	660,133
West Corp.
Term Loan, 2.75%, Maturing October 24, 2013		552	548,444
Term Loan, 4.58%, Maturing July 15, 2016		1,341	1,336,409
Term Loan, 4.68%, Maturing July 15, 2016		3,816	3,802,110

			$81,116,032

Cable and Satellite Television — 2.2%
Bragg Communications, Inc.
Term Loan, 3.02%, Maturing August 31, 2014		1,546	$1,530,851
Cequel Communications, LLC
Term Loan, 2.27%, Maturing November 5, 2013		2,808	2,781,804

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		547	$544,514
CSC Holdings, Inc.
Term Loan, 3.29%, Maturing March 29, 2016		2,624	2,566,602
Insight Midwest Holdings, LLC
Term Loan, 2.02%, Maturing April 7, 2014		4,067	4,031,111
Lavena Holdings 4 GmbH
Term Loan, 4.20%, Maturing March 6, 2015	EUR	2,045	2,055,575
Term Loan, 4.45%, Maturing March 4, 2016	EUR	2,045	2,055,575
Term Loan, 8.83%, Maturing March 6, 2017(4)	EUR	522	349,310
Term Loan - Second Lien, 5.58%, Maturing September 2, 2016	EUR	452	370,365
MCC Iowa, LLC
Term Loan, 1.97%, Maturing January 30, 2015		2,329	2,202,785
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,822	1,783,527
Mediacom Illinois, LLC
Term Loan, 1.97%, Maturing January 30, 2015		4,597	4,343,988
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,010	981,019
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		993	967,687
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.97%, Maturing July 1, 2016	EUR	1,235	1,472,336
UPC Broadband Holding B.V.
Term Loan, 4.96%, Maturing December 31, 2016	EUR	4,531	5,548,882
Term Loan, 5.21%, Maturing December 29, 2017	EUR	1,962	2,425,049
UPC Financing Partnership
Term Loan, 3.87%, Maturing December 30, 2016		239	231,365
Term Loan, 3.77%, Maturing December 29, 2017		1,815	1,753,943
Term Loan, 4.75%, Maturing December 29, 2017		400	393,750
YPSO Holding SA
Term Loan, 4.81%, Maturing June 6, 2016(4)	EUR	561	597,460
Term Loan, 4.81%, Maturing June 6, 2016(4)	EUR	915	974,802
Term Loan, 4.81%, Maturing June 6, 2016(4)	EUR	1,367	1,456,543

			$41,418,843

Chemicals and Plastics — 1.7%
Arizona Chemical, Inc.
Term Loan, Maturing December 22, 2017(5)		1,375	$1,379,297
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,243	2,254,910
Celanese U.S. Holdings, LLC
Term Loan, 3.12%, Maturing October 31, 2016		2,097	2,108,332
Term Loan, 4.24%, Maturing October 31, 2016	EUR	1,349	1,743,315
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		624	621,119
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		550	548,625
Huntsman International, LLC
Term Loan, 1.93%, Maturing April 21, 2014		794	773,004
Term Loan, 2.88%, Maturing April 19, 2017		2,166	2,079,204
Ineos Holdings, Ltd.
Term Loan, 9.00%, Maturing June 16, 2015	EUR	500	600,748
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		142	145,449
Term Loan, 8.00%, Maturing December 16, 2014		142	145,629
MacDermid, Inc.
Term Loan, 3.27%, Maturing April 11, 2014	EUR	768	971,757
Momentive Performance Materials USA, Inc.
Term Loan, 3.81%, Maturing May 5, 2015		2,840	2,721,343

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Momentive Specialty Chemicals, Inc.
Term Loan, Maturing May 6, 2013(5)		163	$155,412
Term Loan, Maturing May 6, 2013(5)		399	384,512
Term Loan, Maturing May 6, 2013(5)		938	903,026
Term Loan, 4.06%, Maturing May 5, 2015		861	831,790
Term Loan, 4.19%, Maturing May 5, 2015		2,281	2,189,901
Term Loan, 4.38%, Maturing May 5, 2015		386	373,000
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		1,347	1,339,892
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		2,239	2,249,478
Schoeller Arca Systems Holding B.V.
Term Loan, 5.98%, Maturing November 16, 2015	EUR	289	267,479
Term Loan, 5.98%, Maturing November 16, 2015	EUR	824	762,632
Term Loan, 5.98%, Maturing November 16, 2015	EUR	887	820,667
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		2,371	2,375,512
Styron S.A.R.L., LLC
Term Loan, 6.00%, Maturing August 2, 2017		1,856	1,607,203
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		2,998	2,901,021

			$33,254,257

Clothing/Textiles — 0.0%(2)
Phillips-Van Heusen Corp.
Term Loan, 3.50%, Maturing May 6, 2016		682	$683,810

			$683,810

Conglomerates — 0.5%
Jarden Corp.
Term Loan, 3.30%, Maturing March 30, 2018		848	$850,495
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		249	244,533
Term Loan, 7.75%, Maturing September 22, 2014		224	219,388
Term Loan, 8.25%, Maturing September 22, 2014		99	97,785
Rexnord Corp.
Term Loan, 2.56%, Maturing July 19, 2013		404	397,189
Term Loan, 2.89%, Maturing July 19, 2013		2,682	2,648,443
RGIS Holdings, LLC
Term Loan, 3.08%, Maturing April 30, 2014		96	93,819
Term Loan, 3.08%, Maturing April 30, 2014		1,929	1,876,384
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		772	773,941
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		2,095	2,082,095

			$9,284,072

Containers and Glass Products — 1.2%
Berry Plastics Corp.
Term Loan, 2.28%, Maturing April 3, 2015		4,470	$4,272,767
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		235	231,864
Term Loan, 4.50%, Maturing February 23, 2018		2,545	2,515,272
Consolidated Container Co., LLC
Term Loan - Second Lien, 5.81%, Maturing September 28, 2014		2,000	1,700,000
Graphic Packaging International, Inc.
Term Loan, 2.39%, Maturing May 16, 2014		5,620	5,600,328
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		792	786,060

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		3,044	$3,020,820
Term Loan, 6.50%, Maturing August 9, 2018		3,034	3,022,069
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018		691	699,459
TricorBraun, Inc.
Term Loan, 2.52%, Maturing July 31, 2013		979	932,424

			$22,781,063

Cosmetics/Toiletries — 0.3%
Bausch & Lomb, Inc.
Term Loan, 3.55%, Maturing April 24, 2015		532	$520,936
Term Loan, 3.77%, Maturing April 24, 2015		2,180	2,134,703
Huish Detergents, Inc.
Term Loan, 2.26%, Maturing April 25, 2014		1,218	1,082,164
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.27%, Maturing November 28, 2014		1,900	1,222,333
Prestige Brands, Inc.
Term Loan, 4.75%, Maturing March 24, 2016		734	731,074

			$5,691,210

Drugs — 0.4%
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		1,397	$1,400,690
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		1,017	1,019,146
Graceway Pharmaceuticals, LLC
Term Loan, 0.00%, Maturing May 3, 2012(6)		54	29,375
Term Loan, 14.00%, Maturing November 3, 2013(4)		1,566	4,893
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)		2,000	45,000
Warner Chilcott Co., LLC
Term Loan, 3.75%, Maturing March 17, 2016		1,388	1,380,409
Term Loan, 4.25%, Maturing March 15, 2018		754	746,286
Term Loan, 4.25%, Maturing March 15, 2018		1,509	1,492,571
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		1,037	1,026,143

			$7,144,513

Ecological Services and Equipment — 0.1%
Big Dumpster Merger Sub, Inc.
Term Loan, 2.55%, Maturing February 5, 2013		806	$671,588
Term Loan, 2.55%, Maturing February 5, 2013		930	775,580
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 13.50%, Maturing September 12, 2014(7)		200	180,179
Viking Consortium Borrower, Ltd.
Term Loan - Second Lien, 6.83%, Maturing March 31, 2016(4)	GBP	515	301,856

			$1,929,203

Electronics/Electrical — 2.7%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		1,719	$1,624,331
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		1,916	1,908,643
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		2,888	2,837,890
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		693	668,358
Datatel, Inc.
Term Loan, Maturing July 13, 2018(5)		1,325	1,327,484
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		2,223	2,215,006

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	1,741	$1,715,140
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	2,786	2,630,449
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016	1,188	1,122,165
Freescale Semiconductor, Inc.
Term Loan, 4.52%, Maturing December 1, 2016	4,321	4,169,824
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018	972	894,697
Infor Enterprise Solutions Holdings
Term Loan, 5.80%, Maturing March 3, 2014	500	401,250
Term Loan, 5.05%, Maturing July 28, 2015	257	236,598
Term Loan, 6.05%, Maturing July 28, 2015	2,048	1,945,167
Term Loan, 6.05%, Maturing July 28, 2015	3,924	3,693,898
Term Loan - Second Lien, 6.54%, Maturing March 3, 2014	550	447,333
Term Loan - Second Lien, 6.55%, Maturing March 3, 2014	950	774,589
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018	1,671	1,674,990
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	1,022	1,024,994
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,556	2,437,487
Term Loan, 5.50%, Maturing March 3, 2017	1,097	1,066,390
Open Solutions, Inc.
Term Loan, 2.55%, Maturing January 23, 2014	2,334	2,012,473
SafeNet, Inc.
Term Loan, 2.80%, Maturing April 12, 2014	948	912,778
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018	3,756	3,727,954
Serena Software, Inc.
Term Loan, 4.54%, Maturing March 10, 2016	3,206	3,031,770
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017	274	274,998
Term Loan, 6.50%, Maturing May 26, 2017	978	980,832
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	525	525,328
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	2,059	2,016,402
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	2,275	2,110,062

		$50,409,280

Equipment Leasing — 0.3%
BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	898	$890,456
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	775	780,037
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	4,050	4,074,470

		$5,744,963

Financial Intermediaries — 1.5%
AmWINS Group, Inc.
Term Loan - Second Lien, 6.07%, Maturing June 8, 2014	500	$473,750
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	1,375	1,326,875
CB Richard Ellis Services, Inc.
Term Loan, 3.55%, Maturing March 5, 2018	652	638,844
Term Loan, 3.78%, Maturing September 4, 2019	616	603,352

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018		2,788	$2,663,012
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016		347	347,086
First Data Corp.
Term Loan, 3.04%, Maturing September 24, 2014		1,000	905,694
Term Loan, 3.04%, Maturing September 24, 2014		2,346	2,125,195
Term Loan, 3.04%, Maturing September 24, 2014		2,654	2,400,438
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.31%, Maturing December 5, 2016		624	600,986
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017		1,009	996,152
LPL Holdings, Inc.
Term Loan, 2.11%, Maturing June 28, 2013		1,145	1,143,184
Term Loan, 4.25%, Maturing June 25, 2015		3,605	3,623,203
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017		721	721,375
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018		1,012	1,011,595
Nuveen Investments, Inc.
Term Loan, 3.51%, Maturing November 13, 2014		1,842	1,761,377
Term Loan, 6.01%, Maturing May 12, 2017		2,153	2,075,430
Term Loan, Maturing May 13, 2017(5)		550	554,125
RJO Holdings Corp.
Term Loan, 6.29%, Maturing December 10, 2015(7)		32	26,494
Term Loan, 7.04%, Maturing December 10, 2015(7)		1,029	777,947
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		3,756	3,736,172

			$28,512,286

Food Products — 1.7%
Dean Foods Co.
Term Loan, 2.08%, Maturing April 2, 2014		5,667	$5,422,969
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018		6,070	5,781,199
Dole Food Co., Inc.
Term Loan, 5.04%, Maturing July 6, 2018		1,062	1,060,337
High Liner Foods, Inc.
Term Loan, 7.75%, Maturing January 3, 2018		675	671,625
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		1,070	1,045,558
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		1,441	1,424,506
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		6,321	6,268,613
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,356	2,351,807
Pinnacle Foods Holdings Corp.
Term Loan, 2.80%, Maturing April 2, 2014		7,077	6,920,167
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		1,973	1,969,197

			$32,915,978

Food Service — 1.6%
Aramark Corp.
Term Loan, 2.11%, Maturing January 27, 2014		137	$134,445
Term Loan, 2.45%, Maturing January 27, 2014		1,696	1,664,182
Term Loan, 3.08%, Maturing January 27, 2014	GBP	950	1,401,582
Term Loan, 3.49%, Maturing July 26, 2016		246	240,466
Term Loan, 3.83%, Maturing July 26, 2016		3,742	3,656,445

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Buffets, Inc.
Term Loan, 16.00%, Maturing April 21, 2015(4)		1,562	$759,142
Term Loan, 11.66%, Maturing April 22, 2015(4)(7)		169	76,758
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		5,440	5,357,083
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		653	652,856
DineEquity, Inc.
Term Loan, 4.27%, Maturing October 19, 2017		2,421	2,391,240
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		2,284	2,253,557
JRD Holdings, Inc.
Term Loan, 2.55%, Maturing July 2, 2014		1,700	1,678,051
OSI Restaurant Partners, LLC
Term Loan, 2.74%, Maturing June 14, 2013		547	520,183
Term Loan, 2.74%, Maturing June 14, 2014		6,058	5,755,872
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		537	532,031
Selecta
Term Loan - Second Lien, 5.64%, Maturing December 28, 2015	EUR	741	575,615
U.S. Foodservice, Inc.
Term Loan, 2.79%, Maturing July 3, 2014		1,984	1,840,901
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		1,006	1,006,248

			$30,496,657

Food/Drug Retailers — 1.5%
Alliance Boots Holdings, Ltd.
Term Loan, 3.63%, Maturing July 9, 2015	GBP	4,950	$6,930,630
Term Loan, 3.85%, Maturing July 9, 2015	EUR	1,000	1,203,653
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		2,400	2,376,000
Pantry, Inc. (The)
Term Loan, 2.05%, Maturing May 15, 2014		290	281,340
Term Loan, 2.05%, Maturing May 15, 2014		1,007	977,017
Rite Aid Corp.
Term Loan, 2.04%, Maturing June 4, 2014		5,710	5,423,742
Term Loan, 4.50%, Maturing March 2, 2018		4,565	4,369,013
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		3,645	3,644,838
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		3,474	3,411,223

			$28,617,456

Health Care — 4.3%
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		600	$585,000
Term Loan, 4.50%, Maturing June 30, 2017		2,594	2,539,200
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		933	822,468
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 18, 2015		723	718,651
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		508	504,306
Term Loan, 8.50%, Maturing April 14, 2015		508	504,306
Biomet, Inc.
Term Loan, 3.47%, Maturing March 25, 2015		3,830	3,737,670
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		2,456	2,225,819
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(4)		135	113,556

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Catalent Pharma Solutions
Term Loan, 2.55%, Maturing April 10, 2014		1,094	$1,055,623
Term Loan, 3.33%, Maturing April 10, 2014	EUR	1,915	2,391,742
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		878	871,132
Community Health Systems, Inc.
Term Loan, 2.55%, Maturing July 25, 2014		363	352,868
Term Loan, 2.76%, Maturing July 25, 2014		7,063	6,869,777
Term Loan, 3.96%, Maturing January 25, 2017		3,542	3,434,504
ConMed Corp.
Term Loan, 1.08%, Maturing April 12, 2013		566	554,333
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		992	986,887
CRC Health Corp.
Term Loan, 5.08%, Maturing November 16, 2015		1,180	1,100,182
Dako EQT Project Delphi
Term Loan - Second Lien, 4.12%, Maturing December 12, 2016		750	611,250
DJO Finance, LLC
Term Loan, 3.30%, Maturing May 20, 2014		831	799,466
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		1,990	1,740,046
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		1,992	1,948,475
Fenwal, Inc.
Term Loan, 2.77%, Maturing February 28, 2014		141	132,910
Term Loan, 2.77%, Maturing February 28, 2014		825	775,078
Fresenius US Finance I, Inc.
Term Loan, 3.50%, Maturing September 10, 2014		355	354,271
Term Loan, 3.50%, Maturing September 10, 2014		621	620,194
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017		2,388	2,385,762
HCA, Inc.
Term Loan, 3.83%, Maturing March 31, 2017		4,961	4,719,195
Term Loan, 3.55%, Maturing May 1, 2018		2,152	2,039,160
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		1,025	1,021,407
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,787	1,728,439
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		748	753,424
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		1,973	1,893,684
Term Loan, 6.75%, Maturing May 15, 2018		1,340	1,286,280
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		1,741	1,626,618
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		3,750	3,788,531
Lifepoint Hospitals, Inc.
Term Loan, 3.28%, Maturing April 15, 2015		2,901	2,842,867
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		951	949,298
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		920	874,356
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		3,625	3,465,985
Pharmaceutical Products Development
Term Loan, 6.25%, Maturing December 5, 2018		2,075	2,072,406
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		908	903,124
Term Loan - Second Lien, 12.00%, Maturing June 27, 2014(7)		500	397,250

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		2,346	$2,230,047
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		3,234	3,093,622
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	735	880,253
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,567	1,544,272
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		992	991,465
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,234	1,213,365
VWR Funding, Inc.
Term Loan, 2.80%, Maturing June 30, 2014		2,267	2,181,867

			$81,232,391

Home Furnishings — 0.6%
Hunter Fan Co.
Term Loan, 2.79%, Maturing April 16, 2014		467	$428,342
Term Loan - Second Lien, 7.04%, Maturing October 16, 2014		500	408,125
National Bedding Co., LLC
Term Loan, 4.13%, Maturing November 28, 2013		3,243	3,203,407
Term Loan - Second Lien, 5.50%, Maturing February 28, 2014		2,550	2,492,625
Oreck Corp.
Term Loan - Second Lien, 4.07%, Maturing March 19, 2016(7)		527	473,962
Sofia III S.A.R.L.
Term Loan, 1.80%, Maturing June 24, 2016	EUR	387	402,163
Yankee Candle Co., Inc. (The)
Term Loan, 2.55%, Maturing February 6, 2014		3,923	3,878,181

			$11,286,805

Industrial Equipment — 0.6%
Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016		679	$679,829
Butterfly Wendel US, Inc.
Term Loan, 3.44%, Maturing June 23, 2014		590	585,833
Term Loan, 4.19%, Maturing June 22, 2015		589	585,644
Colfax Corp.
Term Loan, Maturing December 7, 2018(5)		1,350	1,352,320
Generac CCMP Acquisition Corp.
Term Loan, 2.80%, Maturing November 11, 2013		1,740	1,721,169
Husky Injection Molding Systems, Ltd.
Term Loan, 6.50%, Maturing June 29, 2018		997	997,078
KION Group GmbH
Term Loan, 3.80%, Maturing December 23, 2014(4)		258	196,462
Term Loan, 4.05%, Maturing December 23, 2015(4)		258	196,462
Manitowoc Co., Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		602	595,727
Polypore, Inc.
Term Loan, 2.30%, Maturing July 3, 2014		4,058	3,974,495
Unifrax Corp.
Term Loan, 7.00%, Maturing November 28, 2018		400	401,000

			$11,286,019

Insurance — 0.9%
Alliant Holdings I, Inc.
Term Loan, 3.58%, Maturing August 21, 2014		2,688	$2,623,325
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		992	973,252

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Asurion, LLC
Term Loan, 5.50%, Maturing May 24, 2018		6,394	$6,314,389
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		1,175	1,163,250
C.G. JCF Corp.
Term Loan, 3.30%, Maturing August 1, 2014		658	638,057
HUB International Holdings, Inc.
Term Loan, 3.08%, Maturing June 13, 2014		210	202,048
Term Loan, 3.08%, Maturing June 13, 2014		936	898,824
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		661	647,458
U.S.I. Holdings Corp.
Term Loan, 2.80%, Maturing May 5, 2014		2,609	2,504,591
Term Loan, 7.00%, Maturing May 5, 2014		977	975,056

			$16,940,250

Leisure Goods/Activities/Movies — 1.8%
AMC Entertainment, Inc.
Term Loan, 3.55%, Maturing December 15, 2016		1,659	$1,627,286
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,468	1,456,618
Bombardier Recreational Products
Term Loan, 2.90%, Maturing June 28, 2013		2,854	2,811,674
Bright Horizons Family Solutions, Inc.
Term Loan, 4.30%, Maturing May 28, 2015		240	238,721
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		2,412	2,411,056
Cinemark USA, Inc.
Term Loan, 3.62%, Maturing April 29, 2016		3,643	3,628,506
Clubcorp Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		1,997	1,998,314
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013		41	41,209
Term Loan, 6.25%, Maturing May 11, 2013		562	560,448
Term Loan - Second Lien, 11.00%, Maturing November 11, 2013		500	492,500
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		4,289	4,274,428
Merlin Entertainment Group
Term Loan, 5.02%, Maturing July 21, 2017	GBP	1,720	2,545,239
Regal Cinemas Corp.
Term Loan, 3.58%, Maturing August 23, 2017		3,960	3,934,426
Revolution Studios Distribution Co., LLC
Term Loan, 4.05%, Maturing December 21, 2014		1,526	1,113,791
Term Loan - Second Lien, 7.30%, Maturing June 21, 2015(7)		2,050	634,270
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.05%, Maturing February 17, 2016		982	967,617
Term Loan, 4.00%, Maturing August 17, 2017		910	907,158
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		2,200	2,193,125
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		1,045	1,038,904
Zuffa, LLC
Term Loan, 2.31%, Maturing June 19, 2015		1,454	1,395,688

			$34,270,978

Lodging and Casinos — 0.8%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		993	$993,327
Caesars Entertainment Operating Co.
Term Loan, 3.37%, Maturing January 28, 2015		2,130	1,857,311
Term Loan, 3.42%, Maturing January 28, 2015		2,250	1,960,000
Term Loan, 3.42%, Maturing January 28, 2015		1,759	1,530,456

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Gala Group, Ltd.
Term Loan, 5.77%, Maturing May 30, 2018	GBP	1,775	$2,058,817
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		816	819,498
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		868	864,450
Las Vegas Sands, LLC
Term Loan, 2.93%, Maturing November 23, 2016		719	692,244
Term Loan, 2.93%, Maturing November 23, 2016		2,638	2,535,400
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		739	647,864
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,219	1,224,489
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		70	76,835

			$15,260,691

Nonferrous Metals/Minerals — 0.5%
Compass Minerals Group, Inc.
Term Loan, 3.05%, Maturing January 15, 2016		1,703	$1,668,468
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		2,627	2,627,250
Noranda Aluminum Acquisition Corp.
Term Loan, 2.05%, Maturing May 16, 2014		357	353,771
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		698	688,125
Term Loan, 3.75%, Maturing March 10, 2017		2,079	2,048,855
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.93%, Maturing May 8, 2016		1,420	1,382,854

			$8,769,323

Oil and Gas — 0.6%
Buffalo Gulf Coast Terminals, LLC
Term Loan, 7.50%, Maturing October 31, 2017		599	$601,492
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		530	532,479
Term Loan, 9.00%, Maturing June 23, 2017		493	502,104
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		506	515,010
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		3,163	3,127,988
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		2,239	2,242,482
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,147	1,146,408
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,180	1,178,733
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		134	134,552
Term Loan, 6.50%, Maturing April 20, 2017		220	220,286
Term Loan, 6.50%, Maturing April 20, 2017		1,660	1,662,435

			$11,863,969

Publishing — 1.7%
Aster Zweite Beteiligungs GmbH
Term Loan, 4.80%, Maturing December 30, 2016		1,075	$951,375
Term Loan, 4.80%, Maturing December 30, 2016		1,194	1,057,071
Term Loan, 4.80%, Maturing December 30, 2016		1,277	1,132,632
Term Loan, 6.00%, Maturing December 30, 2016	EUR	472	546,364
Term Loan, 6.00%, Maturing December 30, 2016	EUR	528	610,372
Term Loan - Second Lien, 8.33%, Maturing June 29, 2018	EUR	1,500	1,487,094

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Cengage Learning Acquisitions, Inc.
Term Loan, 2.55%, Maturing July 3, 2014	1,659	$1,420,475
GateHouse Media Operating, Inc.
Term Loan, 2.30%, Maturing August 28, 2014	2,921	663,263
Term Loan, 2.30%, Maturing August 28, 2014	4,147	941,681
Term Loan, 2.55%, Maturing August 28, 2014	964	218,856
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016	1,961	1,967,915
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	2,208	2,189,911
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	5,346	4,994,104
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014	144	134,853
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012	1,382	1,331,256
Nelson Education, Ltd.
Term Loan, 3.08%, Maturing July 3, 2014	624	503,082
Nielsen Finance, LLC
Term Loan, 2.28%, Maturing August 9, 2013	6,943	6,870,465
Term Loan, 3.53%, Maturing May 2, 2016	1,985	1,947,051
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(4)	968	601,774
SGS International, Inc.
Term Loan, 3.80%, Maturing September 30, 2013	595	589,328
Source Interlink Companies, Inc.
Term Loan, 7.25%, Maturing June 18, 2013	1,119	1,077,220
Term Loan, 15.00%, Maturing March 18, 2014(4)	825	763,171
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014	29	26,233
Term Loan, 8.00%, Maturing September 29, 2014	25	25,219

		$32,050,765

Radio and Television — 1.6%
Block Communications, Inc.
Term Loan, 2.30%, Maturing December 21, 2012	1,974	$1,956,728
Clear Channel Communication
Term Loan, 3.95%, Maturing January 28, 2016	1,000	741,944
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	4,550	4,463,741
Entercom Radio, LLC
Term Loan, 6.27%, Maturing November 23, 2018	600	601,000
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015	891	872,467
Gray Television, Inc.
Term Loan, 3.78%, Maturing December 31, 2014	1,740	1,691,665
HIT Entertainment, Inc.
Term Loan, 5.52%, Maturing June 1, 2012	993	991,650
Lin Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018	600	597,750
Local TV Finance, LLC
Term Loan, 2.30%, Maturing May 7, 2013	1,712	1,655,302
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	653	651,422
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	3,006	2,998,893
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017	920	883,560
Sinclair Television Group, Inc.
Term Loan, Maturing December 15, 2016(5)	750	749,981

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Tyrol Acquisition 2 SAS
Term Loan, 4.83%, Maturing January 29, 2016	EUR	750	$800,332
Term Loan, 5.08%, Maturing January 29, 2016	EUR	750	800,332
Univision Communications, Inc.
Term Loan, 2.30%, Maturing September 29, 2014		4,218	4,037,921
Term Loan, 4.55%, Maturing March 31, 2017		4,218	3,776,217
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		1,270	1,270,136

			$29,541,041

Retailers (Except Food and Drug) — 1.2%
99 Cents Only Store
Term Loan, Maturing December 28, 2018(5)		525	$520,406
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		2,494	2,485,894
Dollar General Corp.
Term Loan, 3.12%, Maturing July 7, 2014		1,000	1,000,126
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,393	1,365,140
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		2,687	2,530,683
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		2,689	2,588,156
Michael Stores, Inc.
Term Loan, 5.02%, Maturing July 29, 2016		926	911,011
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		3,250	3,143,699
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		1,676	1,676,397
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		1,069	1,058,111
Service Master Co.
Term Loan, 2.80%, Maturing July 24, 2014		291	278,605
Term Loan, 2.83%, Maturing July 24, 2014		2,926	2,797,655
Visant Holding Corp.
Term Loan, 5.26%, Maturing December 22, 2016		1,295	1,217,379
Vivarte SA
Term Loan, 3.08%, Maturing March 9, 2015	EUR	31	29,161
Term Loan, 3.08%, Maturing March 9, 2015	EUR	122	113,405
Term Loan, 3.08%, Maturing March 9, 2015	EUR	782	728,382
Term Loan, 3.70%, Maturing March 8, 2016	EUR	782	728,382
Term Loan, 3.70%, Maturing May 29, 2016	EUR	31	29,161
Term Loan, 3.70%, Maturing May 29, 2016	EUR	122	113,405

			$23,315,158

Steel — 0.2%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		645	$640,690
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		547	540,410
Tube City IMS Corp.
Term Loan, 2.30%, Maturing January 25, 2014		2,555	2,449,865
Term Loan, 2.58%, Maturing January 25, 2014		324	310,946

			$3,941,911

Surface Transport — 0.3%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		3,325	$3,271,537

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		2,083	$2,089,762

			$5,361,299

Telecommunications — 1.9%
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		920	$915,773
ERC Luxembourg Holdings, Ltd.
Term Loan, 2.96%, Maturing September 30, 2014	EUR	1,797	1,375,437
Term Loan, 3.21%, Maturing September 30, 2015	EUR	1,797	1,375,718
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		10,497	10,475,384
IPC Systems, Inc.
Term Loan, 3.34%, Maturing May 31, 2014	GBP	1,366	1,982,812
Macquarie UK Broadcast, Ltd.
Term Loan, 3.02%, Maturing December 1, 2014	GBP	1,071	1,446,278
MetroPCS Wireless
Term Loan, 4.06%, Maturing March 16, 2018		6,149	5,995,028
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,216	1,203,643
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		1,020	1,015,413
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		992	993,722
Telesat Canada
Term Loan, 3.30%, Maturing October 31, 2014		312	309,088
Term Loan, 3.30%, Maturing October 31, 2014		3,627	3,598,216
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		645	645,932
Windstream Corp.
Term Loan, 3.13%, Maturing December 17, 2015		3,861	3,833,977

			$35,166,421

Utilities — 0.8%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		2,754	$2,755,479
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		1,020	1,002,452
Term Loan, 4.50%, Maturing April 2, 2018		2,630	2,581,907
Dynegy Midwest Generation, LLC
Term Loan, 9.25%, Maturing August 4, 2016		549	554,523
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		998	1,014,778
Invenergy, LLC
Term Loan, 9.00%, Maturing November 21, 2017		775	765,312
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		4,726	4,723,296
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.78%, Maturing October 10, 2017		4,000	2,546,425

			$15,944,172

Total Senior Floating-Rate Interests (identified cost $817,726,138)			$780,229,476

Corporate Bonds & Notes — 50.1%

	Principal
	Amount*
Security	(000’s omitted)	Value
Aerospace and Defense — 0.7%
Alliant Techsystems, Inc.
6.875%, 9/15/20	760	$779,000
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18(8)	825	812,625
7.125%, 3/15/21(8)	2,670	2,629,950
Rural Metro Corp., Sr. Notes
10.125%, 7/15/19(8)	1,105	1,046,988
TransDigm, Inc.
7.75%, 12/15/18	6,545	7,068,600

		$12,337,163

Air Transport — 0.3%
CHC Helicopter SA, Sr. Notes
9.25%, 10/15/20(8)	4,835	$4,375,675
Southwest Airlines Co., Sr. Notes
5.75%, 12/15/16	850	944,133

		$5,319,808

Automotive — 1.2%
Affinia Group, Inc., Sr. Notes
10.75%, 8/15/16(8)	2,964	$3,230,760
Allison Transmission, Inc.
7.125%, 5/15/19(8)	1,040	1,024,400
American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)	1,174	1,279,660
Chrysler Group, LLC, Sr. Notes
8.25%, 6/15/21(8)	1,835	1,679,025
Commercial Vehicle Group, Inc., Sr. Notes
7.875%, 4/15/19(8)	1,080	1,044,900
Goodyear Tire & Rubber Co. (The), Sr. Notes
10.50%, 5/15/16	2,106	2,332,395
Kia Motors Corp., Sr. Notes
3.625%, 6/14/16(8)	1,400	1,389,591
Meritor, Inc.
8.125%, 9/15/15	1,450	1,305,000
10.625%, 3/15/18	1,190	1,124,550
Navistar International Corp.
8.25%, 11/1/21	2,795	2,987,156
Tomkins, LLC
9.00%, 10/1/18	2,227	2,480,321
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes
10.625%, 9/1/17(8)	2,821	2,849,210
Visteon Corp., Sr. Notes
6.75%, 4/15/19(8)	675	676,688

		$23,403,656

Banks and Thrifts — 1.2%
Ally Financial, Inc.
6.25%, 12/1/17	3,295	$3,191,481
8.00%, 11/1/31	4,485	4,350,450
Bank of America NA
5.30%, 3/15/17	1,805	1,630,104
Bank of America NA, Sr. Notes
7.625%, 6/1/19	400	414,153
5.625%, 7/1/20	1,230	1,137,685
Capital One Financial Corp.
6.15%, 9/1/16	600	625,075
Charter One Bank NA
6.375%, 5/15/12	800	806,398

	Principal
	Amount*
Security	(000’s omitted)	Value
Countrywide Financial Corp.
6.25%, 5/15/16	950	$896,029
Fifth Third Bancorp
8.25%, 3/1/38	910	1,115,298
HSBC Holdings PLC
6.50%, 5/2/36	775	784,213
PNC Bank NA
6.875%, 4/1/18	2,000	2,270,584
Sovereign Bank
8.75%, 5/30/18	1,500	1,687,068
Standard Chartered Bank, Sr. Notes
6.40%, 9/26/17(8)	2,275	2,345,329
Zions Bancorporation
6.00%, 9/15/15	1,900	1,897,899

		$23,151,766

Broadcast Radio and Television — 0.5%
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17	1,550	$1,681,750
Historic TW, Inc.
6.625%, 5/15/29	500	590,178
LBI Media, Inc., Sr. Notes
9.25%, 4/15/19(8)	1,830	1,640,137
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(8)	5,080	5,791,200

		$9,703,265

Brokers, Dealers and Investment Houses — 0.4%
Macquarie Bank, Ltd.
6.625%, 4/7/21(8)	1,100	$1,015,513
Morgan Stanley, Sr. Notes
7.30%, 5/13/19	1,900	1,937,238
SSI Investments II, Sr. Notes
11.125%, 6/1/18	4,340	4,611,250

		$7,564,001

Building and Development — 1.0%
Building Materials Corp. of America, Sr. Notes
6.75%, 5/1/21(8)	3,945	$4,152,113
CB Richard Ellis Service, Inc.
6.625%, 10/15/20	3,270	3,368,100
CB Richard Ellis Service, Inc., Sr. Sub. Notes
11.625%, 6/15/17	9,415	10,897,862
Interface, Inc., Sr. Notes
7.625%, 12/1/18	860	913,750

		$19,331,825

Business Equipment and Services — 2.8%
Abengoa Finance SAU
8.875%, 11/1/17(8)	1,910	$1,919,550
ACCO Brands Corp., Sr. Notes
10.625%, 3/15/15	1,600	1,788,000
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
9.625%, 3/15/18	3,230	3,359,200
9.75%, 3/15/20	2,770	2,860,025
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18	700	731,500
6.875%, 1/15/20	890	952,300
CMA CGM SA
8.50%, 4/15/17(8)	3,070	1,373,825

	Principal
	Amount*
Security	(000’s omitted)	Value
Education Management, LLC, Sr. Notes
8.75%, 6/1/14	11,470	$11,556,025
MDC Partners, Inc.
11.00%, 11/1/16	1,145	1,230,875
RSC Equipment Rental, Inc.
10.25%, 11/15/19	1,525	1,669,875
8.25%, 2/1/21	440	447,700
RSC Equipment Rental, Inc., Sr. Notes
10.00%, 7/15/17(8)	4,540	5,311,800
Sitel, LLC/Sitel Finance Corp., Sr. Notes
11.50%, 4/1/18	915	679,387
SunGard Data Systems, Inc., Sr. Notes
10.625%, 5/15/15	11,035	11,807,450
TransUnion LLC/TransUnion Financing Corp.
11.375%, 6/15/18(8)	3,880	4,452,300
United Rentals North America, Inc.
10.875%, 6/15/16	2,730	3,043,950

		$53,183,762

Cable and Satellite Television — 1.2%
Bresnan Broadband Holdings, LLC
8.00%, 12/15/18(8)	470	$491,150
Cablevision Systems Corp., Sr. Notes
8.625%, 9/15/17	2,135	2,375,188
7.75%, 4/15/18	1,055	1,123,575
CCO Holdings, LLC/CCO Capital Corp.
7.875%, 4/30/18	1,425	1,526,531
7.00%, 1/15/19	420	439,950
8.125%, 4/30/20(8)	365	401,500
7.375%, 6/1/20	2,110	2,236,600
Comcast Corp.
6.95%, 8/15/37	500	637,179
CSC Holdings, LLC, Sr. Notes
6.75%, 11/15/21(8)	2,780	2,939,850
Mediacom Broadband Corp., Sr. Notes
8.50%, 10/15/15	3,290	3,405,150
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes
9.125%, 8/15/19	785	837,006
Time Warner Cable, Inc.
8.75%, 2/14/19	1,055	1,348,655
UPCB Finance V, Ltd., Sr. Notes
7.25%, 11/15/21(8)	4,560	4,639,800

		$22,402,134

Chemicals and Plastics — 1.7%
Celanese US Holdings, LLC
6.625%, 10/15/18(8)	880	$939,400
5.875%, 6/15/21	940	971,725
CF Industries, Inc., Sr. Notes
6.875%, 5/1/18	2,990	3,431,025
7.125%, 5/1/20	2,230	2,642,550
Chemtura Corp.
7.875%, 9/1/18	2,185	2,261,475
Dow Chemical Co. (The), Sr. Notes
4.125%, 11/15/21	970	996,524
Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC
9.00%, 11/15/20	1,100	913,000
INEOS Finance PLC, Sr. Notes
9.00%, 5/15/15(8)	3,160	3,223,200
INEOS Group Holdings PLC, Sr. Sub. Notes
8.50%, 2/15/16(8)	2,000	1,600,000

	Principal
	Amount*
Security	(000’s omitted)		Value
Kraton Polymers LLC, Sr. Notes
6.75%, 3/1/19		695	$656,775
Lyondell Chemical Co., Sr. Notes
11.00%, 5/1/18		5,513	6,050,021
LyondellBasell Industries NV
6.00%, 11/15/21(8)		1,045	1,089,413
Nova Chemicals Corp., Sr. Notes
8.375%, 11/1/16		1,960	2,146,200
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)		320	332,800
PolyOne Corp., Sr. Notes
7.375%, 9/15/20		585	605,475
Scotts Miracle-Gro Co. (The)
7.25%, 1/15/18		565	596,075
Solutia, Inc.
8.75%, 11/1/17		1,725	1,893,187
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	1,150	1,049,314
Vertellus Specialties, Inc., Sr. Notes
9.375%, 10/1/15(8)		1,250	962,500

			$32,360,659

Clothing/Textiles — 0.5%
Oxford Industries, Inc., Sr. Notes
11.375%, 7/15/15		4,521	$4,973,100
Phillips-Van Heusen Corp., Sr. Notes
7.75%, 11/15/23		3,740	4,208,435

			$9,181,535

Conglomerates — 0.4%
Amsted Industries, Inc., Sr. Notes
8.125%, 3/15/18(8)		3,220	$3,429,300
General Electric Co., Sr. Notes
5.00%, 2/1/13		250	260,615
Manitowoc Co., Inc. (The)
9.50%, 2/15/18		800	856,000
8.50%, 11/1/20		1,470	1,556,362
RBS Global & Rexnord Corp.
11.75%, 8/1/16		1,775	1,872,625

			$7,974,902

Containers and Glass Products — 0.7%
BWAY Holding Co.
10.00%, 6/15/18(8)		620	$663,400
Reynolds Group Holdings, Inc., Sr. Notes
8.75%, 10/15/16(8)		2,030	2,146,725
7.125%, 4/15/19(8)		2,665	2,724,962
9.00%, 4/15/19(8)		1,020	974,100
9.875%, 8/15/19(8)		1,740	1,696,500
Sealed Air Corp., Sr. Notes
8.375%, 9/15/21(8)		4,260	4,728,600

			$12,934,287

Diversified Financial Services — 1.4%
Bear Stearns Cos., LLC (The), Sr. Notes
5.70%, 11/15/14		1,000	$1,088,398
CIT Group, Inc.
7.00%, 5/1/15		9,245	9,275,046
8.50%, 5/22/19		615	724,724

	Principal
	Amount*
Security	(000’s omitted)	Value
CIT Group, Inc., Sr. Notes
5.25%, 4/1/14(8)	3,360	$3,364,200
7.00%, 5/1/17	5,660	5,667,075
CNH Capital, LLC
6.25%, 11/1/16(8)	2,055	2,126,925
General Electric Capital Corp., Sr. Notes
5.625%, 5/1/18	2,175	2,438,625
General Motors Financial Co., Inc.
6.75%, 6/1/18(8)	1,365	1,399,125
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27	900	844,576

		$26,928,694

Diversified Manufacturing Operations — 0.1%
Hutchison Whampoa International, Ltd.
6.25%, 1/24/14(8)	500	$540,222
7.45%, 11/24/33(8)	400	538,216

		$1,078,438

Diversified Media — 0.5%
Catalina Marketing Corp.
10.50%, 10/1/15(8)	3,255	$3,263,137
11.625%, 10/1/17(8)	4,150	4,025,500
Checkout Holding Corp., Sr. Notes
0.00%, 11/15/15(8)	3,170	1,695,950

		$8,984,587

Drugs — 0.8%
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19(8)	1,260	$1,348,200
7.00%, 12/15/20(8)	1,275	1,361,063
7.25%, 1/15/22(8)	555	593,156
Jaguar Holding Co. II / Jaguar Merger Sub, Inc., Sr. Notes
9.50%, 12/1/19(8)	5,050	5,327,750
Patheon, Inc., Sr. Notes
8.625%, 4/15/17(8)	1,185	948,000
Warner Chilcott Co., LLC
7.75%, 9/15/18	5,430	5,572,537

		$15,150,706

Ecological Services and Equipment — 0.2%
Casella Waste Systems, Inc.
7.75%, 2/15/19	960	$943,200
Casella Waste Systems, Inc., Sr. Notes
11.00%, 7/15/14	845	921,050
Clean Harbors, Inc., Sr. Notes
7.625%, 8/15/16	995	1,062,162
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(7)(8)	149	125,977
Waste Management, Inc.
7.75%, 5/15/32	560	782,068

		$3,834,457

Electronics/Electrical — 0.7%
Advanced Micro Devices, Inc., Sr. Notes
8.125%, 12/15/17	1,670	$1,740,975
7.75%, 8/1/20	945	975,713
Comision Federal de Electricidad
4.875%, 5/26/21(8)	1,100	1,144,000
Dominion Resources Inc., Sr. Notes
5.15%, 7/15/15	800	892,494

	Principal
	Amount*
Security	(000’s omitted)	Value
Duke Energy Corp., Sr. Notes
3.55%, 9/15/21	1,000	$1,024,484
PPL Energy Supply, LLC, Sr. Notes
6.50%, 5/1/18	430	489,444
Scottish Power, Ltd., Sr. Notes
5.375%, 3/15/15	1,040	1,094,966
Spectrum Brands, Inc.
12.00%, 8/28/19(4)	3,599	3,931,580
Spectrum Brands, Inc., Sr. Notes
9.50%, 6/15/18(8)	1,090	1,197,637
Tyco Electronics Group SA
5.95%, 1/15/14	850	906,271
7.125%, 10/1/37	400	532,795

		$13,930,359

Equipment Leasing — 1.1%
AWAS Aviation Capital, Ltd., Sr. Notes
7.00%, 10/17/16(8)	4,931	$4,955,977
International Lease Finance Corp., Sr. Notes
5.875%, 5/1/13	705	697,950
5.65%, 6/1/14	3,650	3,504,000
8.75%, 3/15/17	1,525	1,574,563
6.25%, 5/15/19	1,930	1,784,960
8.25%, 12/15/20	3,275	3,315,937
8.625%, 1/15/22	4,650	4,725,660

		$20,559,047

Financial Intermediaries — 0.7%
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15	3,380	$4,166,408
8.00%, 12/15/16	4,975	5,658,287
8.125%, 1/15/20	1,530	1,806,105
5.875%, 8/2/21	1,980	2,066,595
Janus Capital Group, Inc., Sr. Notes
6.70%, 6/15/17	100	106,264

		$13,803,659

Financial Services — 0.5%
BBVA Bancomer SA
6.50%, 3/10/21(8)	1,500	$1,453,125
Credit Suisse AG
5.40%, 1/14/20	1,195	1,128,518
E*Trade Financial Corp., Sr. Notes
12.50%, 11/30/17(4)	3,860	4,381,100
UBS AG, Sr. Sub. Notes
5.875%, 7/15/16	1,325	1,321,175
Xstrata Canada Financial Corp.
4.95%, 11/15/21	970	992,517
ZFS Finance USA Trust V
6.50% to 5/9/17, 5/9/67(8)(9)	290	262,450

		$9,538,885

Food Products — 0.7%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
15.00%, 5/15/17(8)	2,175	$1,643,574
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
10.75%, 5/15/16(8)	5,465	4,891,175
Corn Products International, Inc., Sr. Notes
6.625%, 4/15/37	325	387,017
Michael Foods, Inc.
9.75%, 7/15/18	4,360	4,610,700

	Principal
	Amount*
Security	(000’s omitted)	Value
Pinnacle Foods Finance, LLC
10.625%, 4/1/17	620	$654,100
Ralcorp Holdings, Inc., Sr. Notes
6.625%, 8/15/39	1,440	1,485,023

		$13,671,589

Food Service — 0.2%
Aramark Holdings Corp., Sr. Notes
8.625%, 5/1/16(4)(8)	1,030	$1,066,050
NPC International, Inc.
10.50%, 1/15/20(8)	3,405	3,439,050

		$4,505,100

Food/Drug Retailers — 0.2%
NBTY, Inc.
9.00%, 10/1/18	1,450	$1,602,250
Pantry, Inc.
7.75%, 2/15/14	1,040	1,037,400
Safeway, Inc., Sr. Notes
6.35%, 8/15/17	490	556,373
7.25%, 2/1/31	500	602,410

		$3,798,433

Forest Products — 0.5%
Boise Paper Holdings, LLC
9.00%, 11/1/17	370	$399,600
8.00%, 4/1/20	605	642,813
Domtar Corp., Sr. Notes
10.75%, 6/1/17	2,995	3,788,675
Longview Fibre Paper & Packaging, Inc., Sr. Notes
8.00%, 6/1/16(8)	1,300	1,306,500
Sappi Papier Holdings GmbH, Sr. Notes
6.625%, 4/15/21(8)	2,765	2,384,812
Verso Paper Holdings, LLC/Verso Paper, Inc.
11.375%, 8/1/16	800	332,000

		$8,854,400

Health Care — 3.2%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17	3,655	$3,600,175
Alere, Inc., Sr. Notes
7.875%, 2/1/16	3,585	3,611,887
American Renal Holdings, Sr. Notes
8.375%, 5/15/18	600	633,000
AMGH Merger Sub, Inc.
9.25%, 11/1/18(8)	1,845	1,909,575
Bio-Rad Laboratories, Inc.
8.00%, 9/15/16	800	880,000
Biomet, Inc.
10.375%, 10/15/17(4)	2,290	2,490,375
11.625%, 10/15/17	12,825	13,979,250
ConvaTec Healthcare E SA, Sr. Notes
10.50%, 12/15/18(8)	1,835	1,646,912
Emergency Medical Services Corp.
8.125%, 6/1/19	3,510	3,518,775
Fresenius US Finance II, Inc., Sr. Notes
9.00%, 7/15/15(8)	1,400	1,576,750
HCA, Inc.
7.50%, 2/15/22	3,515	3,602,875

	Principal
	Amount*
Security	(000’s omitted)	Value
HCA, Inc., Sr. Notes
9.875%, 2/15/17	2,330	$2,557,175
6.50%, 2/15/20	2,985	3,104,400
7.75%, 5/15/21(8)	795	812,888
Hillenbrand, Inc., Sr. Notes
5.50%, 7/15/20	1,800	1,932,518
inVentiv Health, Inc., Sr. Notes
10.00%, 8/15/18(8)	1,100	1,012,000
Kinetic Concepts, Inc.
10.50%, 11/1/18(8)	2,080	2,043,600
Laboratory Corp. of America Holdings, Sr. Notes
4.625%, 11/15/20	700	740,223
Multiplan, Inc.
9.875%, 9/1/18(8)	4,060	4,242,700
Rotech Healthcare, Inc.
10.50%, 3/15/18	1,885	1,460,875
Stewart Enterprises, Inc.
6.50%, 4/15/19(8)	555	560,550
STHI Holding Corp.
8.00%, 3/15/18(8)	1,375	1,419,687
Teleflex, Inc.
6.875%, 6/1/19	540	565,650
UnitedHealth Group, Inc., Sr. Notes
3.375%, 11/15/21	970	1,004,861
5.80%, 3/15/36	370	443,399
WellPoint, Inc., Sr. Notes
6.375%, 6/15/37	1,050	1,327,403

		$60,677,503

Home Furnishings — 0.3%
Sealy Mattress Co., Sr. Notes
10.875%, 4/15/16(8)	4,850	$5,322,875

		$5,322,875

Industrial Equipment — 0.4%
JMC Steel Group, Inc., Sr. Notes
8.25%, 3/15/18(8)	1,370	$1,342,600
Polypore International, Inc.
7.50%, 11/15/17	760	790,400
Terex Corp., Sr. Notes
10.875%, 6/1/16	5,550	6,160,500

		$8,293,500

Insurance — 0.6%
Alliant Holdings I, Inc.
11.00%, 5/1/15(8)	1,600	$1,656,000
General American Life Insurance Co.
7.625%, 1/15/24(8)	2,200	2,797,142
HUB International Holdings, Inc., Sr. Notes
9.00%, 12/15/14(8)	1,825	1,838,687
Nationwide Mutual Insurance Co.
9.375%, 8/15/39(8)	660	798,646
QBE Capital Funding III, Ltd.
7.25% to 5/24/12, 5/24/41(8)(9)	1,000	881,682
QBE Insurance Group, Ltd., Sr. Notes
9.75%, 3/14/14(8)	1,235	1,364,316
U.S.I. Holdings Corp., Sr. Notes
4.332%, 11/15/14(8)(10)	905	830,337

	Principal
	Amount*
Security	(000’s omitted)	Value
Validus Holdings, Ltd., Sr. Notes
8.875%, 1/26/40	934	$1,021,732

		$11,188,542

Leisure Goods/Activities/Movies — 1.1%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	1,145	$1,190,800
AMC Networks, Inc.
7.75%, 7/15/21(8)	1,100	1,201,750
Cinemark USA, Inc.
7.375%, 6/15/21	685	703,838
Hasbro, Inc., Sr. Notes
6.35%, 3/15/40	450	487,281
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)	940	998,750
NCL Corp, Ltd., Sr. Notes
11.75%, 11/15/16	3,615	4,175,325
9.50%, 11/15/18(8)	925	968,937
Regal Cinemas Corp.
8.625%, 7/15/19	220	238,700
Regal Entertainment Group
9.125%, 8/15/18	875	942,813
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	2,205	2,326,275
6.875%, 12/1/13	1,400	1,484,000
11.875%, 7/15/15	530	628,050
7.25%, 6/15/16	660	712,800
7.25%, 3/15/18	1,680	1,768,200
Seven Seas Cruises, S de RL, LLC
9.125%, 5/15/19(8)	2,225	2,286,187
Vail Resorts, Inc.
6.50%, 5/1/19(8)	685	702,125

		$20,815,831

Lodging and Casinos — 3.3%
Buffalo Thunder Development Authority
9.375%, 12/15/14(6)(8)	4,300	$1,397,500
CCM Merger, Inc.
8.00%, 8/1/13(8)	975	945,750
Harrah’s Operating Co., Inc.
5.375%, 12/15/13	3,300	2,689,500
5.625%, 6/1/15	8,435	4,618,162
10.00%, 12/15/15	1,190	922,250
12.75%, 4/15/18	2,585	2,068,000
Harrah’s Operating Co., Inc., Sr. Notes
11.25%, 6/1/17	4,615	4,920,744
10.00%, 12/15/18(8)	780	538,200
Inn of the Mountain Gods Resort & Casino, Sr. Notes
1.25%, 11/30/20(4)(8)	3,554	1,898,767
8.75%, 11/30/20(8)	1,542	1,495,740
MCE Finance, Ltd., Sr. Notes
10.25%, 5/15/18	2,205	2,386,912
MGM Resorts International
6.75%, 9/1/12	7,885	8,022,987
6.75%, 4/1/13	2,110	2,133,738
MGM Resorts International, Sr. Notes
10.375%, 5/15/14	1,655	1,899,113
11.125%, 11/15/17	1,715	1,963,675
9.00%, 3/15/20(8)	755	839,938

	Principal
	Amount*
Security	(000’s omitted)	Value
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 4/1/12	4,830	$3,260,250
7.125%, 8/15/14	3,375	1,611,563
6.875%, 2/15/15	4,550	2,047,500
Peninsula Gaming, LLC
8.375%, 8/15/15	1,325	1,411,125
10.75%, 8/15/17	3,220	3,389,050
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
8.625%, 4/15/16(8)	740	762,200
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	3,565	3,449,137
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(7)(8)	4,031	2,323,572
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	4,430	4,939,450

		$61,934,823

Nonferrous Metals/Minerals — 2.3%
Alpha Natural Resources, Inc.
6.00%, 6/1/19	2,135	$2,081,625
6.25%, 6/1/21	1,425	1,389,375
Arch Coal, Inc.
8.75%, 8/1/16	980	1,075,550
7.00%, 6/15/19(8)	2,690	2,757,250
7.25%, 10/1/20	1,085	1,114,838
7.25%, 6/15/21(8)	2,690	2,777,425
Barrick International Barbados Corp.
6.35%, 10/15/36(8)	500	618,957
CII Carbon, LLC, Sr. Notes
8.00%, 12/1/18(8)	2,805	2,826,037
Consol Energy, Inc.
8.00%, 4/1/17(8)	1,785	1,963,500
8.25%, 4/1/20(8)	1,495	1,659,450
FMG Resources PTY, Ltd., Sr. Notes
7.00%, 11/1/15(8)	7,835	7,952,525
8.25%, 11/1/19(8)	5,540	5,664,650
Novelis, Inc.
8.375%, 12/15/17	1,565	1,670,637
8.75%, 12/15/20	3,010	3,243,275
Quadra FNX Mining, Ltd., Sr. Notes
7.75%, 6/15/19(8)	3,730	4,238,212
Rio Tinto Finance USA, Ltd.
5.20%, 11/2/40	500	573,742
SunCoke Energy, Inc.
7.625%, 8/1/19(8)	1,365	1,371,825
Vale, Inc.
6.875%, 11/21/36	300	342,505
Vale, Inc., Sr. Notes
5.70%, 10/15/15	500	544,933

		$43,866,311

Oil and Gas — 5.8%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes
6.25%, 8/20/19	1,570	$1,570,000
Anadarko Finance Co.
7.50%, 5/1/31	465	563,338
Anadarko Petroleum Corp., Sr. Notes
6.375%, 9/15/17	3,595	4,173,166
Basic Energy Services, Inc.
7.75%, 2/15/19(8)	685	693,563

	Principal
	Amount*
Security	(000’s omitted)	Value
Berry Petroleum Co., Sr. Notes
10.25%, 6/1/14	2,435	$2,766,769
Bill Barrett Corp.
9.875%, 7/15/16	505	558,025
7.625%, 10/1/19	1,800	1,890,000
Calfrac Holdings, LP, Sr. Notes
7.50%, 12/1/20(8)	955	935,900
Cameron International Corp., Sr. Notes
7.00%, 7/15/38	700	874,077
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18	3,990	4,049,850
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/19(8)	1,100	1,149,500
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes
9.00%, 4/1/15(8)	5,266	5,608,290
Concho Resources, Inc.
6.50%, 1/15/22	685	719,250
Concho Resources, Inc., Sr. Notes
7.00%, 1/15/21	1,800	1,941,750
Continental Resources, Inc.
7.375%, 10/1/20	305	333,975
7.125%, 4/1/21(8)	735	801,150
Denbury Resources, Inc.
8.25%, 2/15/20	1,674	1,879,065
Denbury Resources, Inc., Sr. Sub. Notes
9.75%, 3/1/16	3,285	3,638,137
Devon Energy Corp., Sr. Notes
5.60%, 7/15/41	830	999,798
Energy Transfer Partners, LP, Sr. Notes
6.00%, 7/1/13	690	726,724
7.50%, 7/1/38	550	628,877
Forest Oil Corp.
7.25%, 6/15/19	410	420,250
Frac Tech Services, LLC/Frac Tech Finance, Inc.
7.625%, 11/15/18(8)	4,000	4,210,000
Frontier Oil Corp.
6.875%, 11/15/18	610	628,300
GMX Resources, Inc., Sr. Notes
11.00%, 12/1/17(4)(8)	862	711,150
Harvest Operations Corp.
6.875%, 10/1/17(8)	920	956,800
Holly Corp.
9.875%, 6/15/17	1,435	1,592,850
Kodiak Oil & Gas Corp.
8.125%, 12/1/19(8)	2,690	2,790,875
Nabors Industries, Inc.
6.15%, 2/15/18	2,000	2,236,480
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	952,612
OGX Petroleo E Gas Participacoes SA
8.50%, 6/1/18(8)	3,880	3,841,200
Oil States International, Inc.
6.50%, 6/1/19(8)	3,415	3,508,912
Peabody Energy Corp.
6.00%, 11/15/18(8)	4,770	4,889,250
6.25%, 11/15/21(8)	4,090	4,253,600
Petrobras International Finance Co.
9.125%, 7/2/13	1,300	1,431,625
6.875%, 1/20/40	700	816,320

	Principal
	Amount*
Security	(000’s omitted)	Value
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	1,870	$2,038,300
Petroplus Finance, Ltd., Sr. Notes
7.00%, 5/1/17(8)	880	448,800
9.375%, 9/15/19(8)	2,020	1,050,400
Precision Drilling Corp.
6.625%, 11/15/20(8)	1,150	1,181,625
Precision Drilling Corp., Sr. Notes
6.50%, 12/15/21(8)	2,390	2,449,750
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	5,490	6,258,600
Range Resources Corp.
6.75%, 8/1/20	1,815	2,023,725
Rockies Express Pipeline, LLC, Sr. Notes
3.90%, 4/15/15(8)	600	593,458
6.875%, 4/15/40(8)	400	368,486
Rosetta Resources, Inc.
9.50%, 4/15/18	1,115	1,209,775
Rowan Cos., Inc., Sr. Notes
7.875%, 8/1/19	600	704,203
SESI, LLC
6.375%, 5/1/19(8)	3,365	3,440,712
SESI, LLC, Sr. Notes
6.875%, 6/1/14	690	696,900
Shell International Finance BV
5.50%, 3/25/40	750	938,941
Southwestern Energy Co., Sr. Notes
7.50%, 2/1/18	4,200	4,861,500
Transocean, Inc., Sr. Notes
6.80%, 3/15/38	700	706,591
Venoco, Inc.
11.50%, 10/1/17	545	553,175
Venoco, Inc., Sr. Notes
8.875%, 2/15/19	1,745	1,579,225
W&T Offshore, Inc., Sr. Notes
8.50%, 6/15/19(8)	2,615	2,719,600
Weatherford International Ltd.
5.125%, 9/15/20	1,000	1,040,634
WPX Energy, Inc., Sr. Notes
5.25%, 1/15/17(8)	1,635	1,651,350
6.00%, 1/15/22(8)	3,405	3,502,894

		$109,760,072

Publishing — 1.3%
Laureate Education, Inc.
10.00%, 8/15/15(8)	8,540	$8,753,500
10.25%, 8/15/15(4)(8)	5,523	5,688,358
11.75%, 8/15/17(8)	8,355	8,647,425
Nielsen Finance, LLC
11.50%, 5/1/16	1,619	1,861,850
Nielsen Finance, LLC, Sr. Notes
11.625%, 2/1/14	195	224,981

		$25,176,114

Radio and Television — 0.6%
Crown Media Holdings, Inc.
10.50%, 7/15/19	940	$994,050
Cumulus Media, Inc., Sr. Notes
7.75%, 5/1/19(8)	1,345	1,200,413
WMG Acquisition Corp.
11.50%, 10/1/18(8)	3,755	3,745,612

	Principal
	Amount*
Security	(000’s omitted)	Value
WMG Acquisition Corp., Sr. Notes
9.50%, 6/15/16(8)	600	$654,000
9.50%, 6/15/16	3,660	3,989,400

		$10,583,475

Rail Industries — 0.2%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	2,020	$2,030,100
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	1,000	1,105,000
6.125%, 6/15/21	740	767,750

		$3,902,850

Real Estate Investment Trusts (REITs) — 0.1%
Development Diversified Realty Corp., Sr. Notes
9.625%, 3/15/16	945	$1,100,425
DuPont Fabros Technology, LP
8.50%, 12/15/17	895	962,125
Goodman Funding PTY, Ltd., Sr. Notes
6.375%, 4/15/21(8)	560	570,607

		$2,633,157

Retailers (Except Food and Drug) — 3.4%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(8)	3,000	$2,977,500
Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	14,383	14,454,915
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	995	977,588
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	6,915	7,520,062
Limited Brands, Inc.
8.50%, 6/15/19	3,325	3,890,250
6.625%, 4/1/21	6,135	6,533,775
Macy’s Retail Holdings, Inc.
8.125%, 7/15/15	740	855,176
6.90%, 4/1/29	400	440,484
Michaels Stores, Inc.
11.375%, 11/1/16	1,280	1,363,072
7.75%, 11/1/18	625	634,375
Nordstrom, Inc., Sr. Notes
4.00%, 10/15/21	1,000	1,044,086
PETCO Animal Supplies, Inc.
9.25%, 12/1/18(8)	4,475	4,821,813
Sally Holdings, LLC / Sally Capital, Inc.
6.875%, 11/15/19(8)	1,130	1,186,500
Toys ‘‘R” Us
10.75%, 7/15/17	11,930	13,108,087
Toys ‘‘R” Us, Sr. Notes
7.875%, 4/15/13	3,565	3,640,756
7.375%, 9/1/16(8)	1,925	1,939,438

		$65,387,877

Steel — 0.0%(2)
RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(6)(7)	4,915	$492

		$492

Surface Transport — 0.4%
CEVA Group PLC, Sr. Notes
11.625%, 10/1/16(8)	1,250	$1,246,875

	Principal
	Amount*
Security	(000’s omitted)	Value
8.375%, 12/1/17(8)	4,695	$4,425,038
11.50%, 4/1/18(8)	1,330	1,206,975
Hertz Corp.
7.50%, 10/15/18	25	26,250

		$6,905,138

Technology — 0.3%
International Game Technology, Sr. Notes
7.50%, 6/15/19	1,646	$1,898,860
Seagate HDD Cayman
7.00%, 11/1/21(8)	3,340	3,440,200
Western Union Co. (The)
6.20%, 11/17/36	1,000	1,065,678

		$6,404,738

Telecommunications — 5.1%
America Movil SAB de CV
5.50%, 3/1/14	1,200	$1,295,036
AT&T, Inc., Sr. Notes
5.80%, 2/15/19	1,750	2,067,511
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	1,225	1,108,625
10.125%, 11/1/15(4)	6,715	6,076,871
7.00%, 4/1/19(8)	1,130	1,101,750
Cellco Partnership/Verizon Wireless Capital, LLC, Sr. Notes
8.50%, 11/15/18	1,250	1,688,984
CenturyLink, Inc., Sr. Notes
6.45%, 6/15/21	5,385	5,402,480
Cisco Systems, Inc., Sr. Notes
1.625%, 3/14/14	1,300	1,325,221
Digicel Group, Ltd., Sr. Notes
12.00%, 4/1/14(8)	5,100	5,737,500
8.25%, 9/1/17(8)	3,655	3,709,825
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)	3,235	3,388,662
Equinix, Inc., Sr. Notes
7.00%, 7/15/21	1,340	1,417,050
GCI, Inc., Sr. Notes
6.75%, 6/1/21	660	646,800
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	3,265	3,438,453
Intelsat Luxembourg SA
11.50%, 2/4/17(4)(8)	1,753	1,695,846
11.50%, 2/4/17	4,435	4,290,862
News America, Inc.
8.00%, 10/17/16	950	1,173,233
Nextel Communications, Inc., Series E
6.875%, 10/31/13	14,285	14,285,000
SBA Telecommunications, Inc.
8.00%, 8/15/16	1,475	1,596,688
8.25%, 8/15/19	985	1,076,113
Sprint Nextel Corp.
9.00%, 11/15/18(8)	7,795	8,204,237
Sprint Nextel Corp., Sr. Notes
6.00%, 12/1/16	1,760	1,469,600
Telefonica Emisiones SAU
5.877%, 7/15/19	1,350	1,335,766
Telesat Canada/Telesat, LLC, Sr. Notes
11.00%, 11/1/15	2,465	2,659,119
Telesat Canada/Telesat, LLC, Sr. Sub Notes
12.50%, 11/1/17	6,830	7,666,675

	Principal
	Amount*
Security	(000’s omitted)	Value
Wind Acquisition Finance SA, Sr. Notes
12.25%, 7/15/17(8)	10,262	$6,988,755
Windstream Corp.
8.125%, 9/1/18	2,490	2,679,863
7.75%, 10/1/21	675	695,250
7.50%, 6/1/22(8)	1,870	1,870,000

		$96,091,775

Utilities — 1.5%
AES Corp. (The), Sr. Notes
7.375%, 7/1/21(8)	1,365	$1,477,613
Calpine Construction Finance Co., Sr. Notes
8.00%, 6/1/16(8)	4,275	4,638,375
Dolphin Subsidiary II, Inc., Sr. Notes
6.50%, 10/15/16(8)	2,075	2,215,062
7.25%, 10/15/21(8)	4,210	4,557,325
Duquesne Light Holdings, Inc., Sr. Notes
5.90%, 12/1/21(8)	2,000	2,067,624
Edison Mission Energy, Sr. Notes
7.50%, 6/15/13	1,355	1,321,125
Exelon Generation Co., LLC, Sr. Notes
5.35%, 1/15/14	925	988,609
GenOn Energy, Inc., Sr. Notes
9.875%, 10/15/20	1,400	1,428,000
NRG Energy, Inc.
8.25%, 9/1/20	3,910	3,949,100
7.875%, 5/15/21(8)	2,015	1,974,700
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	360	361,800
Southwestern Electric Power Co., Sr. Notes
6.20%, 3/15/40	565	691,319
Texas Competitive Electric Holdings Co., LLC, Sr. Notes
11.50%, 10/1/20(8)	3,580	3,056,425

		$28,727,077

Total Corporate Bonds & Notes (identified cost $938,962,064)		$951,159,267

Foreign Government Securities — 0.0%(2)

	Principal
	Amount
Security	(000’s omitted)	Value
Government of Bermuda, Sr. Note 5.603%, 7/20/20(8)	$200	$224,385

Total Foreign Government Securities (identified cost $200,000)		$224,385

Mortgage Pass-Throughs — 29.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(11)	$24,565	$26,422,967
5.50%, with various maturities to 2032(12)	7,718	8,453,624
6.00%, with various maturities to 2031(11)	7,816	8,505,500
6.50%, with various maturities to 2032(11)	40,313	45,723,661
7.00%, with various maturities to 2036(11)	29,768	34,274,267

	Principal
	Amount
Security	(000’s omitted)	Value
7.13%, with maturity at 2023	$395	$463,701
7.50%, with various maturities to 2029	16,752	19,828,978
7.65%, with maturity at 2022	604	712,016
7.70%, with maturity at 2022	46	51,588
8.00%, with various maturities to 2030	10,917	12,888,141
8.25%, with maturity at 2020	345	405,466
8.30%, with maturity at 2020	881	1,036,549
8.50%, with various maturities to 2031	8,360	10,193,347
9.00%, with various maturities to 2031	2,606	3,085,891
9.50%, with various maturities to 2025	2,086	2,446,106
10.00%, with maturity at 2020	299	345,896
10.50%, with maturity at 2020	267	313,890
12.00%, with maturity at 2020	241	264,148
13.00%, with maturity at 2015	17	18,475

		$175,434,211

Federal National Mortgage Association:
2.447%, with maturity at 2022(13)	$2,113	$2,164,525
3.012%, with maturity at 2036(13)	4,058	4,189,754
4.50%, with maturity at 2018	3,256	3,474,557
5.00%, with various maturities to 2018(11)	19,226	20,684,523
5.50%, with various maturities to 2028	8,190	8,968,574
6.00%, with various maturities to 2033	19,800	22,021,319
6.324%, with maturity at 2032(13)	12,209	13,309,348
6.50%, with various maturities to 2036(11)	86,796	99,494,020
6.75%, with maturity at 2023	295	342,703
7.00%, with various maturities to 2036	43,220	50,649,719
7.50%, with various maturities to 2035	18,159	21,758,249
8.00%, with various maturities to 2031	7,232	8,597,289
8.25%, with maturity at 2018	15	17,392
8.284%, with maturity at 2027(14)	1,733	2,114,909
8.475%, with maturity at 2028(14)	668	797,861
8.50%, with various maturities to 2030	7,968	9,577,396
8.54%, with maturity at 2029(14)	482	580,645
8.614%, with maturity at 2024(14)	84	98,948
8.623%, with maturity at 2027(14)	616	722,469
9.00%, with various maturities to 2027	10,737	12,986,928
9.368%, with maturity at 2018(14)	382	432,819
9.50%, with various maturities to 2030	2,901	3,482,140
9.881%, with maturity at 2025(14)	577	664,798
10.00%, with various maturities to 2020	772	889,352
10.33%, with maturity at 2019(14)	451	506,444
10.50%, with maturity at 2021	677	785,521
11.50%, with maturity at 2016	145	157,659

		$289,469,861

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,986	$2,242,876
6.50%, with various maturities to 2032	17,534	20,338,867
7.00%, with various maturities to 2033	10,897	12,982,703
7.50%, with various maturities to 2032	23,418	28,161,109
8.00%, with various maturities to 2034	15,095	18,288,616
8.30%, with maturity at 2020	531	627,801
8.50%, with various maturities to 2022	921	1,100,776
9.00%, with various maturities to 2026	4,482	5,384,192

	Principal
	Amount
Security	(000’s omitted)	Value
9.50%, with various maturities to 2026	$6,330	$7,691,330
10.00%, with maturity at 2019	342	397,439

		$97,215,709

Total Mortgage Pass-Throughs (identified cost $525,791,766)		$562,119,781

Collateralized Mortgage Obligations — 5.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$1,227	$1,343,099
Series 1497, Class K, 7.00%, 4/15/23	1,363	1,444,671
Series 1529, Class Z, 7.00%, 6/15/23	2,086	2,209,963
Series 1620, Class Z, 6.00%, 11/15/23	1,800	1,950,249
Series 1677, Class Z, 7.50%, 7/15/23	1,062	1,233,844
Series 1702, Class PZ, 6.50%, 3/15/24	12,641	13,716,838
Series 2113, Class QG, 6.00%, 1/15/29	3,297	3,581,430
Series 2122, Class K, 6.00%, 2/15/29	500	543,365
Series 2130, Class K, 6.00%, 3/15/29	339	372,080
Series 2167, Class BZ, 7.00%, 6/15/29	332	352,882
Series 2182, Class ZB, 8.00%, 9/15/29	2,731	3,028,204
Series 2198, Class ZA, 8.50%, 11/15/29	3,858	4,173,702
Series 2245, Class A, 8.00%, 8/15/27	8,899	10,127,843
Series 2458, Class ZB, 7.00%, 6/15/32	3,218	3,679,928

		$47,758,098

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$310	$342,952
Series G92-44, Class ZQ, 8.00%, 7/25/22	504	558,038
Series G92-46, Class Z, 7.00%, 8/25/22	827	937,699
Series G92-60, Class Z, 7.00%, 10/25/22	1,362	1,513,734
Series G93-35, Class ZQ, 6.50%, 11/25/23	15,391	17,304,163
Series G93-40, Class H, 6.40%, 12/25/23	3,428	3,848,095
Series 1988-14, Class I, 9.20%, 6/25/18	220	248,407
Series 1989-1, Class D, 10.30%, 1/25/19	196	218,885
Series 1989-34, Class Y, 9.85%, 7/25/19	375	440,632
Series 1990-17, Class G, 9.00%, 2/25/20	283	328,145
Series 1990-27, Class Z, 9.00%, 3/25/20	135	156,672
Series 1990-29, Class J, 9.00%, 3/25/20	144	167,302
Series 1990-43, Class Z, 9.50%, 4/25/20	655	770,524
Series 1991-98, Class J, 8.00%, 8/25/21	248	285,853
Series 1992-77, Class ZA, 8.00%, 5/25/22	1,616	1,885,746
Series 1992-103, Class Z, 7.50%, 6/25/22	110	126,983
Series 1992-113, Class Z, 7.50%, 7/25/22	203	234,374
Series 1992-185, Class ZB, 7.00%, 10/25/22	429	488,007
Series 1993-16, Class Z, 7.50%, 2/25/23	1,059	1,225,317
Series 1993-22, Class PM, 7.40%, 2/25/23	812	941,793
Series 1993-25, Class J, 7.50%, 3/25/23	1,300	1,504,850
Series 1993-30, Class PZ, 7.50%, 3/25/23	2,313	2,686,625
Series 1993-42, Class ZQ, 6.75%, 4/25/23	2,811	3,157,776
Series 1993-56, Class PZ, 7.00%, 5/25/23	468	530,699
Series 1993-156, Class ZB, 7.00%, 9/25/23	538	608,518
Series 1994-45, Class Z, 6.50%, 2/25/24	3,826	4,291,942
Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,057	2,434,521
Series 1996-57, Class Z, 7.00%, 12/25/26	2,189	2,516,000
Series 1997-77, Class Z, 7.00%, 11/18/27	1,043	1,192,378
Series 1998-44, Class ZA, 6.50%, 7/20/28	910	1,038,631

	Principal
	Amount
Security	(000’s omitted)	Value
Series 1999-45, Class ZG, 6.50%, 9/25/29	$390	$443,820
Series 2000-22, Class PN, 6.00%, 7/25/30	2,889	3,228,657
Series 2001-37, Class GA, 8.00%, 7/25/16	411	446,838
Series 2002-1, Class G, 7.00%, 7/25/23	718	811,160
Series 2002-21, Class PE, 6.50%, 4/25/32	3,178	3,590,712

		$60,506,448

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$3,452	$3,745,854
Series 2005-72, Class E, 12.00%, 11/16/15	220	239,401

		$3,985,255

Total Collateralized Mortgage Obligations (identified cost $105,498,080)		$112,249,801

Commercial Mortgage-Backed Securities — 9.3%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$22,300	$23,445,239
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	625	671,437
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(14)	2,000	2,031,561
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,250	1,309,507
BSCMS, Series 2004-PWR4, Class A2, 5.286%, 6/11/41(14)	3,476	3,608,308
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(14)	3,352	3,704,314
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(14)	2,361	2,566,146
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(14)	1,663	1,718,939
CGCMT, Series 2004-C1, Class A4, 5.364%, 4/15/40(14)	12,215	13,094,071
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	22,864	24,075,363
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	1,787	1,790,066
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	2,440	2,496,193
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(14)	12,397	13,004,639
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(14)	1,577	1,681,794
CSFB, Series 2005-C4, Class A3, 5.12%, 8/15/38(14)	4,096	4,125,313
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,320	1,343,562
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	1,995	2,031,279
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	750	805,062
GSMSC, Series 2003-C1, Class A3, 4.608%, 1/10/40	7,000	7,169,295
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	653	652,662
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	500	508,077
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	10,697	10,978,789
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(14)	3,000	3,273,762
JPMCC, Series 2005-LDP5, Class A3, 5.235%, 12/15/44(14)	27,214	28,708,375
JPMCC, Series 2005-LDP5, Class AJ, 5.327%, 12/15/44(14)	1,000	980,952
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(8)	2,000	2,093,372
LB-UBS, Series 2003-C1, Class A4, 4.394%, 3/15/32	1,350	1,385,408
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(14)	5,000	5,222,492
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(14)	3,775	3,986,691
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(14)	5,855	5,908,956
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(14)	660	706,395
RBSCF, Series 2010-MB1, Class C, 4.673%, 4/15/24(8)(14)	500	485,942
WBCMT, Series 2003-C6, Class F, 5.125%, 8/15/35(8)(14)	965	986,492
WBCMT, Series 2004-C12, Class A4, 5.316%, 7/15/41(14)	250	269,078

Total Commercial Mortgage-Backed Securities (identified cost $172,000,330)		$176,819,531

Asset-Backed Securities — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 7.046%, 12/15/20(10)	$400	$320,432
Avalon Capital Ltd. 3, Series 1A, Class D, 2.456%, 2/24/19(8)(10)	589	420,586
Babson Ltd., Series 2005-1A, Class C1, 2.353%, 4/15/19(8)(10)	753	509,398
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.903%, 8/11/16(8)(10)	1,000	835,238
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.038%, 3/8/17(10)	985	719,510
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.153%, 7/17/19(10)	500	341,502
Comstock Funding Ltd., Series 2006-1A, Class D, 4.773%, 5/30/20(8)(10)	1,844	1,214,891
FUEL Trust, Series 2011-1, 4.207%, 10/15/22(8)	3,750	3,786,247

Total Asset-Backed Securities (identified cost $9,340,940)		$8,147,804

U.S. Government Agency Obligations — 1.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$3,975	$4,604,088
4.125%, 3/13/20	4,205	4,832,453
5.25%, 12/9/22	9,000	11,257,560
5.375%, 5/15/19	6,585	8,204,159
5.375%, 8/15/24	5,740	7,283,980

Total U.S. Government Agency Obligations (identified cost $33,851,837)		$36,182,240

Common Stocks — 1.5%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(15)(16)	25,372	$1,033,909
Hayes Lemmerz International, Inc.(15)(16)	8,949	485,483

		$1,519,392

Building and Development — 0.2%
Panolam Industries International, Inc.(7)(15)(17)	3,677	$3,140,305
United Subcontractors, Inc.(7)(15)(16)	1,231	72,024
WCI Communities, Inc.(7)(15)(16)	4,575	480,422

		$3,692,751

Containers and Glass Products — 0.3%
Anchor Glass Container Corp.(7)(15)	142,857	$4,692,852

		$4,692,852

Diversified Manufacturing — 0.0%(2)
MEGA Brands, Inc.(15)	14,906	$119,385

		$119,385

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc.(7)(15)(17)	2,484	$105,098

		$105,098

Financial Intermediaries — 0.0%(2)
RTS Investor Corp.(7)(15)(16)	357	$94,083

		$94,083

Food Service — 0.0%
Buffets, Inc.(7)(15)	30,225	$0

		$0

Security	Shares	Value
Home Furnishings — 0.1%
Oreck Corp.(7)(15)(16)	9,399	$659,904
Sanitec Europe Oy B Units(15)(16)	26,249	89,178
Sanitec Europe Oy E Units(7)(15)(16)	25,787	0

		$749,082

Leisure Goods/Activities/Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(15)(16)	72,419	$1,514,767

		$1,514,767

Lodging and Casinos — 0.0%(2)
Greektown Superholdings, Inc.(15)	828	$55,890
Herbst Gaming, Inc.(7)(15)(16)	46,819	286,066
Tropicana Entertainment, Inc.(15)(16)	17,051	233,740

		$575,696

Nonferrous Metals/Minerals — 0.0%(2)
Euramax International, Inc.(7)(15)(16)	1,636	$490,830

		$490,830

Oil and Gas — 0.0%(2)
SemGroup Corp.(15)	15,874	$413,676

		$413,676

Publishing — 0.2%
Ion Media Networks, Inc.(7)(15)(16)	5,187	$4,149,600
MediaNews Group, Inc.(7)(15)(16)	14,016	277,371
Source Interlink Companies, Inc.(7)(15)(16)	2,862	17,802
Star Tribune Media Holdings Co.(15)(16)	1,315	40,546
SuperMedia, Inc.(15)(16)	9,296	24,541

		$4,509,860

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(15)(16)	892	$2,549,633

		$2,549,633

Steel — 0.4%
RathGibson Acquisition Co., LLC(7)(15)(17)	218,800	$6,760,920

		$6,760,920

Total Common Stocks (identified cost $11,531,126)		$27,788,025

Convertible Bonds — 0.0%(2)

	Principal
	Amount
Security	(000’s omitted)	Value
Oil and Gas — 0.0%(2)
Transocean, Inc., 1.50%, 12/15/37	$700	$691,250

Total Convertible Bonds (identified cost $680,022)		$691,250

Preferred Stocks — 0.1%

Security	Shares	Value
Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc., Series A(7)(15)(17)	569	$35,028

		$35,028

Security	Shares	Value
Financial Intermediaries — 0.1%
GMAC Capital Trust I, 8.125%(15)	20,465	$395,793
XLIT, Ltd., Series D, 3.526%	1,840	1,281,215

		$1,677,008

Oil, Gas & Consumable Fuels — 0.0%(2)
Chesapeake Energy Corp., 4.50%, Convertible	9,691	$897,483

		$897,483

Total Preferred Stocks (identified cost $3,088,447)		$2,609,519

Warrants — 0.0%(2)

Security	Shares	Value
Chemicals and Plastics — 0.0%
Foamex, Series A, Expires 12/31/13(7)(15)(16)	663	$0
Foamex, Series B, Expires 12/31/15(7)(15)(16)	663	0

		$0

Food Products — 0.0%(2)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(15)	1,745	$183,225

		$183,225

Oil and Gas — 0.0%(2)
SemGroup Corp., Expires 11/30/14(15)	16,708	$93,565

		$93,565

Publishing — 0.0%(2)
Reader’s Digest Association, Inc. (The), Expires 2/19/14(7)(15)(16)	23,833	$0
Star Tribune Media Holding, Expires 9/28/13(15)	935	28,829

		$28,829

Radio and Television — 0.0%(2)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(15)(16)	6	$17,150

		$17,150

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(7)(15)(16)	10,360	$0
Oriental Trading Co., Inc., Expires 2/11/16(7)(15)(16)	11,366	0

		$0

Total Warrants (identified cost $10,478)		$322,769

Miscellaneous — 0.0%(2)

Security	Shares	Value
Business Equipment and Services — 0.0%(2)
NCS Acquisition Corp., Escrow Certificate(7)(15)	5,250,000	$361,987

		$361,987

Cable and Satellite Television — 0.0%(2)
Adelphia Recovery Trust(15)	2,786,444	$16,719
Adelphia, Inc., Escrow Certificate(15)	300,000	1,275
Adelphia, Inc., Escrow Certificate(15)	2,500,000	10,625

		$28,619

Security	Shares	Value
Health Care — 0.0%(2)
US Oncology, Inc., Escrow Certificate(15)	1,815,000	$31,763

		$31,763

Total Miscellaneous (identified cost $2,777,648)		$422,369

Short-Term Investments — 2.2%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.06%(18)	$37,488	$37,488,048
State Street Bank and Trust Euro Time Deposit, 0.01%, 1/3/12	3,183	3,182,916

Total Short-Term Investments (identified cost $40,670,964)		$40,670,964

Total Investments — 142.1% (identified cost $2,662,129,839)		$2,699,637,181

Less Unfunded Loan Commitments — (0.0)%(2)		$(441,795)

Net Investments — 142.1% (identified cost $2,661,688,044)		$2,699,195,386

Other Assets, Less Liabilities — (28.1)%		$(532,846,949)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.0)%		$(266,624,254)

Net Assets Applicable to Common Shares — 100.0%		$1,899,724,183

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

FUEL	-	Ford Upgrade Exchange Linked Notes

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

GSMSC	-	Goldman Sachs Mortgage Securities Corp. II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS		- LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

EUR	-	Euro

GBP	-	British Pound Sterling

* In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Amount is less than 0.05%.

(3)		Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	This Senior Loan will settle after December 31, 2011, at which time the interest rate will be determined.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2011, the aggregate value of these securities is $383,672,625 or 20.2% of the Fund’s net assets applicable to common shares.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2011.

(11)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(12)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(13)	Adjustable rate mortgage security. Rate shown is the rate at December 31, 2011.

(14)	Weighted average fixed-rate coupon that changes/updates monthly.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Restricted security.

(18)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2011 was $22,400.

A summary of open financial instruments at December 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
1/31/12	British Pound Sterling 4,110,868	United States Dollar 6,615,003	JPMorgan Chase Bank	$232,305
2/29/12	British Pound Sterling 3,511,854	United States Dollar 5,454,928	JPMorgan Chase Bank	3,862
2/29/12	Euro 37,284,925	United States Dollar 49,838,760	Citibank NA	1,561,398
3/30/12	British Pound Sterling 3,106,307	United States Dollar 4,803,437	Goldman Sachs, Inc.	(16,624)

				$1,780,941

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

1/31/12	Euro 4,050,416	United States Dollar 5,751,266	Deutsche Bank	$(508,152)
3/30/12	Euro 1,533,406	United States Dollar 1,986,030	HSBC Bank USA	151

				$(508,001)

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	200 U.S. 2-Year Treasury Note	Short	$(44,100,000)	$(44,109,375)	$(9,375)
3/12	550 U.S. 5-Year Treasury Note	Short	(67,452,344)	(67,791,797)	(339,453)
3/12	650 U.S. 10-Year Treasury Note	Short	(84,251,172)	(85,231,250)	(980,078)
3/12	120 U.S. 30-Year Treasury Bond	Short	(17,153,437)	(17,377,500)	(224,063)

					$(1,552,969)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Fund purchases and sells U.S. Treasury futures contracts to manage the duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,797,716	$(524,776)
Interest Rate	Financial Futures Contracts	—	(1,552,969)*

Total		$1,797,716	$(2,077,745)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

					Principal
					Amount
	Trade	Maturity	Interest	Principal	Including
Counterparty	Date	Date	Rate	Amount	Accrued Interest
Bank of America	12/20/11	1/23/12	0.42%	$64,877,000	$64,885,326

At December 31, 2011, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $66,691,570.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,684,283,991

Gross unrealized appreciation	$99,345,297
Gross unrealized depreciation	(84,433,902)

Net unrealized appreciation	$14,911,395

Restricted Securities

At December 31, 2011, the Fund owned the following securities (representing 0.5% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$105,098
Panolam Industries International, Inc.	12/30/09	3,677	2,020,511		3,140,305
RathGibson Acquisition Co., LLC	6/14/10	218,800	1,161,180		6,760,920

Total Common Stocks			$3,181,691		$10,006,323

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,028

Total Preferred Stocks			$9,958		$35,028

Total Restricted Securities			$3,191,649		$10,041,351

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$777,220,821	$2,566,860	$779,787,681
Corporate Bonds & Notes	—	948,709,226	2,450,041	951,159,267
Foreign Government Securities	—	224,385	—	224,385
Mortgage Pass-Throughs	—	562,119,781	—	562,119,781
Collateralized Mortgage Obligations	—	112,249,801	—	112,249,801
Commercial Mortgage-Backed Securities	—	176,819,531	—	176,819,531
Asset-Backed Securities	—	8,147,804	—	8,147,804
U.S. Government Agency Obligations	—	36,182,240	—	36,182,240
Common Stocks	557,602	6,003,146	21,227,277	27,788,025
Convertible Bonds	—	691,250	—	691,250
Preferred Stocks	1,293,276	1,281,215	35,028	2,609,519
Warrants	—	322,769	0	322,769
Miscellaneous	—	60,382	361,987	422,369
Short-Term Investments	—	40,670,964	—	40,670,964

Total Investments	$1,850,878	$2,670,703,315	$26,641,193	$2,699,195,386

Forward Foreign Currency Exchange Contracts	$—	$1,797,716	$—	$1,797,716

Total	$1,850,878	$2,672,501,031	$26,641,193	$2,700,993,102

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(524,776)	$—	$(524,776)
Futures Contracts	(1,552,969)	—	—	(1,552,969)

Total	$(1,552,969)	$(524,776)	$—	$(2,077,745)

The following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in		Investments in
	Senior	Corporate	Investments in	Preferred Stocks,
	Floating-Rate	Bonds &	Common	Warrants and	TALF Loans
	Interests	Notes	Stocks	Miscellaneous	Payable	Total
Balance as of April 30, 2011	$4,729,112	$6,352,882	$21,825,447	$64,704	$(51,042,132)	$(18,069,987)
Realized gains (losses)	(1,119,637)	143,861	460,647	(6,493,930)	—	(7,009,059)
Change in net unrealized appreciation (depreciation)	1,030,362	(52,497)	87,784	6,795,530	—	7,861,179
Cost of purchases(1)	36,688	6,554	—	—		43,242
Proceeds from sales(1)	(2,933,475)	(631,807)	(584,789)	(1,841,959)	—	(5,992,030)
Accrued discount (premium)	32,101	43,744	—	—	—	75,845
Repayment of TALF Loans Payable	—	—	—	—	51,042,132	51,042,132
Transfers to Level 3*	806,206	492	—	1,901,655	—	2,708,353
Transfers from Level 3*	(14,497)	(3,413,188)	(561,812)	(28,985)	—	(4,018,482)

Balance as of December 31, 2011	$2,566,860	$2,450,041	$21,227,277	$397,015	$—	$26,641,193

Change in net unrealized appreciation (depreciation) on investments still held as of December 31, 2011	$(224,958)	$(292,449)	$407,542	$301,665	$—	$191,800

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: February 23, 2012